SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.4%

Communication Services – 3.5%
Entertainment - 2.6%
Chicken Soup For The Soul Entertainment Cl. A [1]	57,716	$1,388,647
Gaia Cl. A [1]	123,600	1,469,604
IMAX Corporation [1]	22,400	450,240
Motorsport Games Cl. A [1]	19,200	446,592
Score Media and Gaming Cl. A [1]	47,450	1,271,676
		5,026,759
Interactive Media & Services - 0.9%
QuinStreet [1]	81,300	1,650,390
Total		6,677,149

Consumer Discretionary – 12.0%
Auto Components - 2.2%
Modine Manufacturing [1]	93,500	1,380,995
Stoneridge [1]	56,600	1,800,446
Unique Fabricating [1]	177,054	1,053,471
		4,234,912
Hotels, Restaurants & Leisure - 1.9%
Century Casinos [1]	192,100	1,972,867
Lindblad Expeditions Holdings [1]	87,400	1,651,860
		3,624,727
Household Durables - 0.8%
Legacy Housing [1]	83,900	1,487,547
Internet & Direct Marketing Retail - 0.7%
Magnite [1],[2]	29,800	1,239,978
Leisure Products - 1.0%
MasterCraft Boat Holdings [1]	70,217	1,867,070
Specialty Retail - 4.5%
Citi Trends [1]	28,886	2,420,069
OneWater Marine Cl. A [1]	49,800	1,990,008
Shoe Carnival	44,300	2,741,284
Zumiez [1]	31,400	1,347,060
		8,498,421
Textiles, Apparel & Luxury Goods - 0.9%
Vera Bradley [1]	158,800	1,603,880
Total		22,556,535

Energy – 2.3%
Energy Equipment & Services - 2.3%
Aspen Aerogels [1]	59,900	1,218,366
Natural Gas Services Group [1]	153,200	1,446,208
Newpark Resources [1]	327,900	1,029,606
Profire Energy [1]	612,129	673,342
Total		4,367,522

Financials – 14.8%
Banks - 6.8%
Allegiance Bancshares	37,200	1,508,088
BayCom Corporation [1]	75,782	1,365,592
Caribbean Investment Holdings [1]	1,751,547	833,065
County Bancorp	54,300	1,301,571
HarborOne Bancorp	117,191	1,578,563
HBT Financial	75,300	1,289,136
HomeTrust Bancshares	56,000	1,363,600
Investar Holding Corporation	77,400	1,590,570
Midway Investments [1],[3]	1,751,577	0
TriState Capital Holdings [1]	85,772	1,977,902
		12,808,087
Capital Markets - 4.7%
B. Riley Financial	41,400	2,334,132
Canaccord Genuity Group	205,700	1,882,351
Silvercrest Asset Management Group Cl. A	90,300	1,298,514
Sprott	50,180	1,906,257
StoneX Group [1]	22,400	1,464,512
		8,885,766
Diversified Financial Services - 0.2%
Waterloo Investment Holdings [1],[3]	1,302,000	325,500
Thrifts & Mortgage Finance - 3.1%
Meridian Bancorp	88,100	1,622,802
PCSB Financial	78,400	1,302,224
Territorial Bancorp	53,100	1,405,026
Western New England Bancorp	185,354	1,562,534
		5,892,586
Total		27,911,939

Health Care – 12.6%
Biotechnology - 2.4%
CareDx [1]	15,200	1,034,968
Dynavax Technologies [1]	116,500	1,145,195
MeiraGTx Holdings [1]	92,800	1,339,104
Zealand Pharma [1]	28,458	899,961
		4,419,228
Health Care Equipment & Supplies - 6.6%
Apyx Medical [1]	163,100	1,575,546
AtriCure [1]	23,100	1,513,512
Chembio Diagnostics [1]	107,400	376,974
CryoLife [1]	78,489	1,772,282
Cutera [1]	45,800	1,376,290
Misonix [1]	74,200	1,453,578
OrthoPediatrics Corp. [1]	25,600	1,248,000
Profound Medical [1]	76,900	1,542,039
Surmodics [1]	29,278	1,641,617
		12,499,838
Health Care Providers & Services - 0.9%
Sharps Compliance [1]	110,800	1,592,196
Life Sciences Tools & Services - 2.5%
Harvard Bioscience [1]	392,468	2,142,875
NeoGenomics [1]	23,500	1,133,405
Quanterix Corporation [1]	25,700	1,502,679
		4,778,959
Pharmaceuticals - 0.2%
Axsome Therapeutics [1],[2]	7,700	435,974
Total		23,726,195

Industrials – 21.6%
Aerospace & Defense - 1.0%
Astronics Corporation [1]	53,600	966,944
CPI Aerostructures [1]	212,231	963,529
		1,930,473
Building Products - 0.6%
Quanex Building Products	44,800	1,175,104
Commercial Services & Supplies - 1.7%
Acme United	44,965	1,773,420
Heritage-Crystal Clean [1]	54,934	1,490,359
		3,263,779
Construction & Engineering - 4.2%
Ameresco Cl. A [1]	25,800	1,254,654
Construction Partners Cl. A [1]	61,800	1,846,584
IES Holdings [1]	24,000	1,209,840
Northwest Pipe [1]	60,900	2,035,278
NV5 Global [1]	15,900	1,535,463
		7,881,819
Electrical Equipment - 0.8%
American Superconductor [1]	82,400	1,562,304
Machinery - 5.8%
Alimak Group	80,300	1,287,235
CIRCOR International [1]	56,400	1,963,848
Graham Corporation	87,520	1,246,285
Porvair	139,600	1,050,790
Shyft Group (The)	56,400	2,098,080
Wabash National	96,300	1,810,440
Westport Fuel Systems [1]	192,500	1,384,075
		10,840,753
Marine - 0.8%
Clarkson	40,300	1,527,832
Professional Services - 4.7%
CRA International	23,306	1,739,560
Forrester Research [1]	19,500	828,360
GP Strategies [1]	117,608	2,052,260
Heidrick & Struggles International	44,400	1,585,968
Kforce	25,500	1,366,800
Resources Connection	89,254	1,208,499
		8,781,447
Trading Companies & Distributors - 2.0%
Lawson Products [1]	36,000	1,866,960
Transcat [1]	40,300	1,977,924
		3,844,884
Total		40,808,395

Information Technology – 24.0%
Communications Equipment - 1.8%
Digi International [1]	96,000	1,823,040
EMCORE Corporation [1]	206,800	1,129,128
Harmonic [1]	67,900	532,336
		3,484,504
Electronic Equipment, Instruments & Components - 5.8%
FARO Technologies [1]	21,600	1,869,912
LightPath Technologies Cl. A [1]	354,800	1,099,880
Luna Innovations [1]	179,100	1,885,923
nLIGHT [1]	40,100	1,299,240
PAR Technology [1]	27,900	1,824,939
PowerFleet [1]	166,900	1,371,918
Vishay Precision Group [1]	51,700	1,592,877
		10,944,689
IT Services - 1.6%
Cass Information Systems	32,848	1,519,877
Computer Task Group [1]	149,000	1,422,950
		2,942,827
Semiconductors & Semiconductor Equipment - 11.9%
Aehr Test Systems [1]	322,200	811,944
Axcelis Technologies [1]	42,900	1,762,761
AXT [1]	163,900	1,911,074
Camtek [1]	73,700	2,203,630
Cohu [1]	47,800	1,999,952
CyberOptics Corporation [1]	50,900	1,321,873
Ichor Holdings [1]	39,100	2,103,580
NeoPhotonics Corporation [1]	97,600	1,166,320
Nova Measuring Instruments [1]	24,200	2,202,442
NVE Corporation	19,100	1,338,910
PDF Solutions [1]	75,100	1,335,278
Photronics [1]	140,600	1,808,116
Ultra Clean Holdings [1]	43,400	2,518,936
		22,484,816
Software - 2.1%
Agilysys [1]	42,200	2,023,912
QAD Cl. A	28,900	1,924,162
		3,948,074
Technology Hardware, Storage & Peripherals - 0.8%
AstroNova [1]	106,000	1,420,400
Total		45,225,310

Materials – 3.1%
Metals & Mining - 3.1%
Altius Minerals	78,900	942,380
Haynes International	49,870	1,479,643
Major Drilling Group International [1]	322,600	1,732,752
Universal Stainless & Alloy Products [1]	162,500	1,652,625
Total		5,807,400

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
FRP Holdings [1]	19,140	942,071
Total		942,071

TOTAL COMMON STOCKS
(Cost $111,474,572)		178,022,516

REPURCHASE AGREEMENT – 5.8%
Fixed Income Clearing Corporation,
0.00% dated 3/31/21, due 4/1/21, maturity value $10,924,783 (collateralized by obligations of various U.S. Government Agencies, 1.875% due 8/31/24, valued at $11,143,371) (Cost $10,924,783)		10,924,783

TOTAL INVESTMENTS – 100.2%
(Cost $122,399,355)		188,947,299

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(390,365)

NET ASSETS – 100.0%		$188,556,934

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.5%

Communication Services – 1.5%
Entertainment - 1.1%
SciPlay Corporation Cl. A [1]	270,850	$4,382,353
Media - 0.4%
Saga Communications Cl. A [1]	81,041	1,770,746
Total		6,153,099

Consumer Discretionary – 17.4%
Auto Components - 0.6%
Gentex Corporation	69,016	2,461,801
Diversified Consumer Services - 0.4%
Lincoln Educational Services [1]	274,338	1,758,506
Household Durables - 4.2%
La-Z-Boy	188,386	8,002,637
PulteGroup	172,650	9,053,766
		17,056,403
Leisure Products - 2.9%
Malibu Boats Cl. A [1]	67,504	5,378,719
MasterCraft Boat Holdings [1]	227,900	6,059,861
		11,438,580
Specialty Retail - 9.3%
Aaron's Company (The)	328,785	8,443,199
American Eagle Outfitters	96,165	2,811,865
OneWater Marine Cl. A [1]	177,195	7,080,712
Rent-A-Center	173,456	10,001,473
Shoe Carnival	146,608	9,072,103
		37,409,352
Total		70,124,642

Consumer Staples – 0.5%
Food & Staples Retailing - 0.5%
Village Super Market Cl. A	78,949	1,860,828
Total		1,860,828

Energy – 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Dorchester Minerals L.P.	132,850	1,814,731
Total		1,814,731

Financials – 24.0%
Banks - 6.5%
Ames National	89,037	2,277,566
Camden National	40,794	1,952,401
Chemung Financial	6,523	272,792
City Holding Company	66,188	5,412,855
CNB Financial	98,452	2,422,904
Financial Institutions	63,563	1,925,323
Landmark Bancorp	48,931	1,292,757
MidWestOne Financial Group	115,417	3,574,465
National Bankshares	138,242	4,908,973
Unity Bancorp	89,266	1,963,852
		26,003,888
Capital Markets - 4.2%
Evercore Cl. A	70,700	9,314,018
Houlihan Lokey Cl. A	37,315	2,481,821
Moelis & Company Cl. A	97,201	5,334,391
		17,130,230
Consumer Finance - 1.6%
PROG Holdings [1]	148,570	6,431,595
Insurance - 8.6%
CNO Financial Group	290,100	7,046,529
Donegal Group Cl. A	52,200	775,692
Employers Holdings	142,300	6,127,438
Heritage Insurance Holdings	289,874	3,211,804
James River Group Holdings	132,562	6,047,478
Kemper Corporation	68,200	5,436,904
Selective Insurance Group	81,300	5,897,502
		34,543,347
Thrifts & Mortgage Finance - 3.1%
Southern Missouri Bancorp	105,654	4,164,881
Timberland Bancorp	145,670	4,051,083
TrustCo Bank Corp NY	579,785	4,273,015
		12,488,979
Total		96,598,039

Health Care – 7.0%
Biotechnology - 1.9%
Catalyst Pharmaceuticals [1]	1,199,000	5,527,390
Coherus BioSciences [1],[2]	83,712	1,223,032
Vanda Pharmaceuticals [1]	71,800	1,078,436
		7,828,858
Health Care Providers & Services - 3.2%
Ensign Group (The)	40,514	3,801,834
Molina Healthcare [1]	33,900	7,924,464
Pennant Group [1]	24,157	1,106,390
		12,832,688
Pharmaceuticals - 1.9%
BioDelivery Sciences International [1]	717,413	2,805,085
SIGA Technologies [1]	60,100	390,650
Supernus Pharmaceuticals [1]	167,100	4,374,678
		7,570,413
Total		28,231,959

Industrials – 24.8%
Aerospace & Defense - 1.5%
Vectrus [1]	115,191	6,155,807
Building Products - 1.7%
Builders FirstSource [1]	63,230	2,931,975
UFP Industries	53,600	4,065,024
		6,996,999
Commercial Services & Supplies - 1.0%
Herman Miller	98,803	4,065,744
Construction & Engineering - 6.6%
Comfort Systems USA	26,171	1,956,806
Great Lakes Dredge & Dock [1]	592,113	8,633,008
MasTec [1]	21,200	1,986,440
MYR Group [1]	27,241	1,952,362
Northwest Pipe [1]	155,491	5,196,509
Primoris Services	206,190	6,831,075
		26,556,200
Machinery - 3.2%
Alamo Group	12,007	1,874,893
Federal Signal	47,422	1,816,262
Miller Industries	198,640	9,175,182
		12,866,337
Professional Services - 5.5%
Barrett Business Services	74,125	5,104,248
Heidrick & Struggles International	170,866	6,103,334
Kforce	73,135	3,920,036
Korn Ferry	56,535	3,526,088
Resources Connection	141,362	1,914,041
Robert Half International	21,164	1,652,273
		22,220,020
Road & Rail - 5.3%
ArcBest	84,849	5,970,824
Old Dominion Freight Line	6,706	1,612,189
Saia [1]	7,700	1,775,466
Schneider National Cl. B	234,800	5,862,956
Werner Enterprises	126,739	5,978,279
		21,199,714
Total		100,060,821

Information Technology – 21.4%
Electronic Equipment, Instruments & Components - 14.5%
ePlus [1]	58,696	5,848,469
Fabrinet [1]	21,080	1,905,421
Insight Enterprises [1]	106,552	10,167,192
Kimball Electronics [1]	275,691	7,112,828
Methode Electronics	104,522	4,387,834
PC Connection	73,909	3,428,639
Plexus Corporation [1]	21,300	1,956,192
Sanmina Corporation [1]	240,993	9,972,290
SYNNEX Corporation	67,742	7,779,491
Vishay Intertechnology	254,099	6,118,704
		58,677,060
IT Services - 3.5%
Concentrix [1]	27,400	4,102,328
CSG Systems International	34,740	1,559,479
Hackett Group (The)	111,492	1,827,354
IBEX [1]	107,318	2,360,996
Sykes Enterprises [1]	93,480	4,120,598
		13,970,755
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries	22,908	2,500,866
Kulicke & Soffa Industries	174,926	8,590,616
MKS Instruments	14,391	2,668,379
		13,759,861
Total		86,407,676

Real Estate – 0.4%
Real Estate Management & Development - 0.4%
Marcus & Millichap [1]	48,225	1,625,182
Total		1,625,182

TOTAL COMMON STOCKS
(Cost $269,013,585)		392,876,977

REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corporation,
0.00% dated 3/31/21, due 4/1/21,
maturity value $9,771,812 (collateralized
by obligations of various U.S. Government
Agencies, 1.875%-2.375% due 8/15/24-8/31/24, valued at
$9,967,295)

(Cost $9,771,812)		9,771,812

TOTAL INVESTMENTS – 99.9%
(Cost $278,785,397)		402,648,789

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%		280,964

NET ASSETS – 100.0%		$402,929,753

[1]	Non-income producing.

[2]	All or a portion of these securities were on loan at March 31, 2021.

[3]	Securities for which market quotations are not readily available represent 0.2% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Tax Information:

At March 31, 2021, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Micro-Cap Portfolio	$122,434,661	$66,512,638	$72,524,573	$6,011,935
Small-Cap Portfolio	279,515,050	123,133,739	125,471,460	2,337,721

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust's Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2021. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$177,697,016	$–	$325,500	$178,022,516
Repurchase Agreement	–	10,924,783	–	10,924,783
Small-Cap Portfolio
Common Stocks	392,876,977	–	–	392,876,977
Repurchase Agreement	–	9,771,812	–	9,771,812

Level 3 Reconciliation:

	Balance as of 12/31/20	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 3/31/21
Micro-Cap Portfolio
Common Stocks	$325,500	$–	$–	$325,500

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2021 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at March 31, 2021:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Micro-Cap Portfolio	$1,574,305	$(1,539,920)	$34,385
Small-Cap Portfolio	29,042	(28,394)	648

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).